Average Annual Total Returns	12 Months Ended	56 Months Ended				60 Months Ended	120 Months Ended	348 Months Ended	426 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%			11.41%	[1]	13.15%	14.29%
Lipper Multi-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.52%			10.52%	[1]	12.19%	13.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%			0.17%	[2]	(0.36%)	2.01%
Lipper Multi-Sector Income Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	2.23%	[3]			2.19%	3.76%
MSCI All Country World Index ex USA Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%			6.98%	[4]	7.91%	8.41%
Lipper International Multi-Cap Core Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	33.05%	7.73%	[5]			8.87%	8.39%
T. Rowe Price Spectrum Diversified Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.35%					9.63%	11.42%
Performance Inception Date									Jun. 29, 1990
T. Rowe Price Spectrum Diversified Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.82%					7.52%	9.13%
T. Rowe Price Spectrum Diversified Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.04%					7.29%	8.80%
T. Rowe Price Spectrum Diversified Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.56%			7.84%
Performance Inception Date				May 03, 2021
T. Rowe Price Spectrum Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.83%					2.11%	4.00%
Performance Inception Date									Jun. 29, 1990
T. Rowe Price Spectrum Income Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.40%					0.29%	2.32%
T. Rowe Price Spectrum Income Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.59%					0.87%	2.42%
T. Rowe Price Spectrum Income Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	7.99%			2.09%
Performance Inception Date				May 03, 2021
T. Rowe Price Spectrum International Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	30.23%					5.87%	7.61%
Performance Inception Date								Dec. 31, 1996
T. Rowe Price Spectrum International Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.66%					5.03%	6.86%
T. Rowe Price Spectrum International Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.07%					4.53%	6.08%
T. Rowe Price Spectrum International Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	30.38%			4.98%
Performance Inception Date				May 03, 2021

[1]	Return since 5/3/21.
[2]	Return since 5/3/21.
[3]	Return since 4/30/21.
[4]	Return since 5/3/21.
[5]	Return since 4/30/21.